PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

		December 31,
		2018	2019
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid rental expenses		50,854	15,290
Interest receivable from time deposits		2,754	2,206
Prepaid deposits	(a)	24,337	26,913
Prepaid advertising expenses		17,967	8,878
Prepaid value-added tax		18,777	28,545
Loans made to employees	(b)	37,586	17,947
Professional fee		10,020	13,859
Inventory		1,774	5,325
Others		7,397	13,576
Total prepaid expenses and other current assets		171,466	132,539
(a)	It mainly included prepaid advertising deposits.
(b)	The Company provides short-term interest-free loans to employees for their purchase of residence or other personal needs.